Average Annual Total Returns		12 Months Ended	32 Months Ended
	Dec. 29, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%	1.89%
BloombergMunicipalBondIndexReflectsNoDeductionsForFeesExpensesOrTaxes
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.05%	2.87%
Bloomberg Municipal Bond: Muni Inter-Short (1-10) Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond: Muni Inter-Short (1-10) Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		0.91%	2.28%
S&P Global BMI TR (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Global BMI TR(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		16.75%	18.56%
S&P Classic ADR Composite Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Classic ADR Composite Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		6.43%	8.00%
CRSP U.S. Total Market Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	CRSP U.S. Total Market Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		23.77%	25.43%
ActivePassive Core Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.65%	2.09%
Performance Inception Date	May 03, 2023
ActivePassive Core Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(0.27%)	0.37%
ActivePassive Core Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.97%	0.87%
ActivePassive Intermediate Municipal Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		0.98%	1.31%
Performance Inception Date	May 03, 2023
ActivePassive Intermediate Municipal Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		0.80%	1.16%
ActivePassive Intermediate Municipal Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.38%	1.38%
ActivePassive International Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.12%	9.70%
Performance Inception Date	May 03, 2023
ActivePassive International Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.73%	9.40%
ActivePassive International Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.34%	7.57%
ActivePassive U.S. Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.85%	25.59%
Performance Inception Date	May 03, 2023
ActivePassive U.S. Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		23.62%	25.37%
ActivePassive U.S. Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.29%	19.82%